Amount Due from Director	6 Months Ended
Jun. 30, 2026
Amount Due from Director [Abstract]
AMOUNT DUE FROM DIRECTOR
14	AMOUNT DUE FROM DIRECTOR

	As of
	December 31, 2025	June 30, 2026	June 30, 2026
	RM	RM	Convenience Translation USD
Amount due from director
As at beginning of the year/period	-	-	-
Advances	-	(207,368)	(50,777)
Share subscription receivable	-	6,342,024	1,552,970
As at end of the year/period	-	6,134,656	1,502,193

The share subscription receivable represents consideration receivable from a director pursuant to the subscription of the Company’s Class A ordinary shares. The amount is unsecured, non-interest bearing and repayable on demand.